Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current assets [Abstract]
Government Institutions	$ 176	$ 109
Prepaid expenses	256	76
Advances to suppliers	159	51
Other	205	85
Total	$ 796	$ 321